Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of Earnings (Loss) Per Common Share Computation

Earnings (loss) per share for the years ended December 31, 2016, 2015 and 2014 were calculated as follows:

EARNINGS (LOSS) PER COMMON SHARE COMPUTATION

Years Ended December 31,	2016	2015	2014
Net income (loss) available to common shareholders	$61,417	$10,220	$(29,808)
Average common shares outstanding	18,843,077	18,648,339	17,830,018
Net effect of dilutive shares	90,253	61,820	—
Dilutive common shares outstanding	18,933,330	18,710,159	17,830,018
Earnings (loss) per share – basic	$3.26	$0.55	$(1.67)
Earnings (loss) per share – diluted[1]	$3.24	$0.55	$(1.67)